Pensions and post-retirement benefits (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)	£ 1,453.0	£ 654.0
Past service cost	(134.0)	3.0	£ 0.0
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	28,269.0	30,268.0	33,033.0
Past service cost	(134.0)	3.0
Benefits paid	2,205.0	4,970.0
Defined benefit obligations [member] | Overseas [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	757.0	895.0
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets	29,722.0	30,922.0	32,657.0
Benefits paid	2,205.0	4,970.0
Fair value of plan assets [member] | Barclays PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Bonds issued	0.0	0.6
Fair value of plan assets [member] | Ordinary shares [member] | Barclays PLC [member]
Disclosure of net defined benefit liability (asset) [line items]
Equity instruments, amount contributed to fair value of plan assets	£ 0.0	0.1
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan	The UKRF is the Barclays Group’s main scheme, representing 97% of the Barclays Group’s total retirement benefit obligations. Barclays Bank PLC is the principal employer of the UKRF. The UKRF was closed to new entrants on 1 October 2012, and comprises 10 sections
Description of regulatory framework in which plan operates	The UKRF operates under trust law and is managed and administered on behalf of the members in accordance with the terms of the Trust Deed and Rules and all relevant legislation. The Corporate Trustee is Barclays Pension Funds Trustees Limited, a private limited company and a wholly owned subsidiary of Barclays Bank PLC. The Trustee is the legal owner of the assets of the UKRF which are held separately from the assets of the Barclays Group. The Trustee Board comprises six Management Directors selected by Barclays, of whom three are independent Directors with no relationship with Barclays (and who are not members of the UKRF), plus three Member Nominated Directors selected from eligible active staff and pensioner members who apply for the role.
Net surplus/(deficit)	£ 1,735.0	952.0
Benefits paid	2,167.0	4,927.0
Transfers out of the fund and contribution refunds	£ 1,420.0	4,151.0
Percentage of funding deficit secured by collateral pool	88.50%
Maximum funding deficit secured by collateral pool	£ 9,000.0
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 725.0	741.0
Scheme as a percentage of total retirement benefit obligations	97.00%
Defined benefit contributions paid	£ 741.0	1,124.0	634.0
United Kingdom Retirement Fund (UKRF) [member] | UK [member] | Defined contribution Schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 34.0	35.0
United Kingdom Retirement Fund (UKRF) [member] | Discount rate [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The UKRF discount rate assumption for 2018 was based on a variant of the standard Willis Towers Watson RATE Link model. This variant includes all bonds rated AA by at least one of the four major ratings agencies, and assumes that yields after year 30 are flat.
United Kingdom Retirement Fund (UKRF) [member] | Inflation rate [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The RPI inflation assumption for 2018 was set by reference to the Bank of England’s implied inflation spot curve, assuming the spot curve remains flat after 30 years. The inflation assumption incorporates a deduction of 20 basis points as an allowance for an inflation risk premium. The methodology used to derive the discount rate and price inflation assumptions is consistent with that used at the prior year end.
United Kingdom Retirement Fund (UKRF) [member] | Mortality rates [member] | UK [member] | Defined contribution schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The UKRF’s post-retirement mortality assumptions are based on a best estimate assumption derived from an analysis in 2016 of Barclays own post-retirement mortality experience, and taking account of recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2017 core projection model published by the Continuous Mortality Investigation Bureau subject to a long-term trend of 1.25% per annum in future improvements. The methodology used is consistent with the prior year end, except that the 2016 core projection model was used at 2017.
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2018 valuation [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)				£ (4,040.0)
Funding level percentage				88.40%
United Kingdom Retirement Fund (UKRF) [member] | Deficit contributions 30 September 2015 valuation [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Net surplus/(deficit)					£ (7,870.0)
Funding level percentage					81.50%
United Kingdom Retirement Fund (UKRF) [member] | Max [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of funding deficit secured by collateral pool	100.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of the benefit payments reflected in defined benefit obligation, UKRF	17 years
Description of asset-liability matching strategies used by plan or entity to manage risk	A long-term investment strategy has been set for the UKRF, with its asset allocation comprising a mixture of equities, bonds, property and other appropriate assets. This recognises that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, among other aims, that investments are adequately diversified. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investment strategy within control ranges agreed with the Trustee from time to time. The UKRF also employs derivative instruments, where appropriate, to achieve a desired exposure or return, or to match assets more closely to liabilities. The value of assets shown reflects the assets held by the scheme, with any derivative holdings reflected on a fair value basis.
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	£ 27,301.0	29,160.0	31,847.0
Past service cost	(140.0)	0.0
Benefits paid	£ 2,167.0	£ 4,927.0
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2019 [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	7.50%	15.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2020 [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	5.00%	10.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | 2021 [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	2.50%	5.00%
United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | from 2022 onwards [member] | Future transfers out [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of member transfers out of benefit obligation	0.00%	0.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Private equity investment scheme assets	£ 1.0	£ 15.0
Percentage of fair value of scheme assets invested in liability driven investment strategies	46.00%
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of scheme assets	£ 29,036.0	30,112.0	31,820.0
Benefits paid	2,167.0	4,927.0
United Kingdom Retirement Fund (UKRF) [member] | Fair value of plan assets [member] | Overseas [member]
Disclosure of net defined benefit liability (asset) [line items]
Private equity investment scheme assets	£ 1,994.0	1,986.0
Afterwork [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan	Afterwork, which comprises a contributory cash balance defined benefit element, and a voluntary defined contribution element. The cash balance element is accrued each year and revalued until Normal Retirement Age in line with the increase in Retail Price Index (RPI) (up to a maximum of 5% p.a.). An increase of up to 2% a year may also be added at Barclays’ discretion. Between 1 October 2003 and 1 October 2012 the majority of new UK employees (except for the employees of the investment banking business within Barclays International) were eligible to join this section. The costs of ill-health retirements and death in service benefits for Afterwork members are borne by the UKRF.
Description of risks to which plan exposes entity	The main risks that Barclays runs in relation to Afterwork are limited although additional contributions are required if pre-retirement investment returns are not sufficient to provide for the benefits.
1964 Pension Scheme [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan	The 1964 Pension Scheme. Most employees recruited before July 1997 built up benefits in this non-contributory defined benefit scheme in respect of service up to 31 March 2010. Pensions were calculated by reference to service and pensionable salary. From 1 April 2010, members became eligible to accrue future service benefits in either Afterwork or the Pension Investment Plan (PIP), a historic defined contribution section which is now closed to future contributions.
Description of risks to which plan exposes entity	The risks that Barclays runs in relation to the 1964 section are typical of final salary pension schemes, principally that investment returns fall short of expectations, that inflation exceeds expectations, and that retirees live longer than expected.
BPSP [member] | UK [member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan	From 1 October 2012, a new UK pension scheme, the BPSP, was established to satisfy Auto Enrolment legislation. The BPSP is a defined contribution scheme (Group Personal Pension) providing benefits for all new UK hires from 1 October 2012, employees of the investment banking business within Barclays International who were in PIP as at 1 October 2012, and also all UK employees who were not members of a pension scheme at that date. As a defined contribution scheme, BPSP is not subject to the same investment return, inflation or life expectancy risks for Barclays that defined benefit schemes are. Members’ benefits reflect contributions paid and the level of investment returns achieved.
Description of regulatory framework in which plan operates	The BPSP is a Group Personal Pension arrangement which operates as a collection of personal pension plans. Each personal pension plan is a direct contract between the employee and the BPSP provider (Legal & General Assurance Society Limited), and is regulated by the FCA.
BPSP [member] | UK [member] | Defined contribution Schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 168.0	146.0
Other [member]
Disclosure of net defined benefit liability (asset) [line items]
Description of type of plan	Apart from the UKRF and the BPSP, Barclays operates a number of smaller pension and long-term employee benefits and post-retirement healthcare plans globally, the largest of which are the US defined benefit schemes. Many of the schemes are funded, with assets backing the obligations held in separate legal vehicles such as trusts. Others are operated on an unfunded basis. The benefits provided, the approach to funding, and the legal basis of the schemes, reflect local environments.
Description of regulatory framework in which plan operates	Similar principles of pension governance apply to the Barclays Group’s other pension schemes, depending on local legislation.
Other [member] | Defined benefit obligations [member] | Defined contribution schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at end of the year	£ 204.0	213.0
Section 75 contributions [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit contributions paid	£ 0.0	£ 153.0	£ 112.0